FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about aging of accounts receivable [Table Text Block]
	December 31, 2018	December 31, 2017
Current	$7,992	$6,554
Past due 31–60 days	475	420
Past due 61–90 days	108	244
Past due 91–120 days	228	139
Past due over 120 days	669	475
Trade accounts receivable	9,472	7,832
Less allowance for doubtful accounts	(154)	(91)
	$9,318	$7,741

Disclosure of detailed information about allowance for doubtful accounts for trade accounts receivable [Table Text Block]
	2018	2017
Balance, beginning of year	$91	$163
Provision for doubtful accounts	105	102
Bad debts written off, net of recoveries	(42)	(174)
Balance, end of year	$154	$91

Disclosure of detailed information about contractual cash flow maturities [Table Text Block]
		Contractual Cash Flow Maturities

	Carrying	Total	Within 1	1 year	3 years
	Amount		year	to 3	and
As at December 31, 2018				years	beyond
Accounts payable and accrued liabilities	$9,489	$9,489	$9,489	-	-
Foreign exchange forward contracts
designated as cash flow hedges	878	878	878	-	-
Income taxes payable	117	117	117	-	-
Payable to loyalty program partners	69,749	69,749	69,749	-	-
	$80,233	$80,233	$80,233	$-	$-

Contractual Cash Flow Maturities
	Carrying	Total	Within 1	1 year	3 years
	Amount		year	to 3	and
As at December 31, 2017				years	beyond
Accounts payable and accrued liabilities	$7,998	$7,998	$7,998	-	-
Foreign exchange forward contracts

designated as cash flow hedges	43	43	43	-	-
Income taxes payable	695	695	695	-	-
Payable to loyalty program partners	65,567	65,567	65,567	-	-
	$74,303	$74,303	$74,303	$-	$-

Disclosure of detailed information about foreign currency risk [Table Text Block]
As at December 31, 2018	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.73361	1.27356	1.14449	0.00909
Balances below in source currency Financial assets
Cash and cash equivalents	3,667	8,430	5,660	97,455
Funds receivable from payment processors	221	740	1,556	30,043
Accounts receivable	691	2,597	774	68,795
	4,579	11,767	7,990	196,293
Financial liabilities
Accounts payable and accrued liabilities	1,370	2,547	774	18,515
Payable to loyalty program partners	1,380	8,237	5,382	71,868
	2,750	10,784	6,156	90,383

As at December 31, 2017	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.7966	1.3491	1.1979	0.0089
Balances below in source currency Financial assets
Cash and cash equivalents	2,143	4,371	4,444	181,454
Funds receivable from payment processors	745	527	1,673	57,239
Accounts receivable	334	2,091	432	34,355
	3,222	6,989	6,549	273,048
Financial liabilities
Accounts payable and accrued liabilities	4,233	2,149	255	8,370
Payable to loyalty program partners	1,413	5,254	6,103	71,376
	5,646	7,403	6,358	79,746

Disclosure of fair value measurement [Table Text Block]
2018	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$-	$-

Liabilities:
Foreign exchange forward contracts designated as cash flow hedges(i)	(878)	(878)
	$(878)	$(878)

2017	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$550	$550

Liabilities:
Foreign exchange forward contracts designated as cash flow hedges(i)	(43)	(43)
	$507	$507